Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Option Activity

	Number of Options	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB
Outstanding, as of January 1, 2022	7,816,863	3.73	2.62
Forfeited	(417,202)	3.58
Outstanding, as of December 31, 2022	7,399,661	4.03	1.62	—
Exercisable as of December 31, 2022	7,399,661	4.03	1.62	—

Summary of Restricted Share Activity

	Number of Shares	Weighted Average Grant-date Fair Value
		RMB
Unvested, as of January 1, 2022	898,896	2.28
Granted	—	—
Forfeited	(656,052)	2.17
Vested	—	—
Unvested, as of December 31, 2022	242,844	3.28